Item 1. Report to Shareholders

T. Rowe Price Institutional High Yield Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Institutional High Yield Fund
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

Institutional High Yield Fund
--------------------------------------------------------------------------------
As of 5/31/04

Institutional High Yield Fund $12,566

J.P. Morgan Global High Yield Index $12,684

Lipper High Current Yield Funds Average $12,079

                           Institutional       J.P. Morgan          Lipper High
                              High Yield       Global High        Current Yield
                                    Fund       Yield Index        Funds Average

5/02                        $     10,000      $     10,000         $     10,000

5/03                              11,378            11,202               10,875

5/04                              12,566            12,684               12,079


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 5/31/04                               1 Year              5/31/02
--------------------------------------------------------------------------------
Institutional High Yield Fund                        10.44%               12.10%

J.P. Morgan Global High Yield Index                  13.23                12.62

Lipper High Current Yield Funds Average              10.89                 9.88

Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Past performance cannot predict future results.

Dear Shareholder,

We are pleased to report that your fund generated a solid 10.44% return for the 12-month period ended May 31, 2004, in a difficult environment for most fixed-income securities. The portfolio's results were in line with the Lipper High Current Yield Funds Average but trailed the unmanaged J.P. Morgan Global High Yield Index, as shown in the table on the left.

[GRAPHIC OMITTED]

Quality Diversification
--------------------------------------------------------------------------------

BBB Rated and Above                                                           5%

BB Rated                                                                     20%

B Rated                                                                      65%

CCC and Below (including Not Rated)                                          10%

Based on T. Rowe Price research.

At the beginning of the fiscal year, we were overweight in traditionally defensive sectors, including broadcasting and gaming. In late 2003, we rotated the portfolio into sectors with more upside potential such as utilities and telecommunications. However, in the first quarter of 2004, we positioned the portfolio a bit more defensively and trimmed our exposure to lower-rated (CCC) credits in favor of middle-tier (B rated) issues that should benefit from the improving economy and higher commodity prices. The portfolio benefited from its higher exposure to CCCs in 2003, but compared to the benchmark, we remained considerably underweight in the most aggressive bonds, and it hurt our relative performance.

As you know, the fund seeks high current income and, secondarily, capital appreciation. The fund will normally invest at least 80% of net assets in a widely diversified portfolio of high-yield corporate bonds, often referred to as "junk" bonds, income-producing convertible securities, and preferred stocks. High-yield bonds (BB rated and lower) are rated below investment grade (BBB and higher) and generally provide high income to compensate investors for their higher risk of default. Like other bond funds, the Institutional High Yield Fund is exposed to interest rate risk, but credit and other risks may often be more important.

Major Index Returns
--------------------------------------------------------------------------------
                                                                       12-Month
Period Ended 5/31/04                                                     Return
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Index                                       -2.64%

Lehman Brothers U.S. Aggregate Index                                      -0.44

Lehman Brothers U.S. Credit Index                                         -0.58

Lehman Brothers Mortgage-Backed
Securities Index                                                           1.50

J.P. Morgan Global High Yield Index                                       13.23

Sources: Lehman Brothers and J.P. Morgan.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield bonds, which tend to act more like equities than like fixed-income securities in an improving economic environment, outperformed investment-grade bonds over the 12-month period. In fact, most fixed-income classes except for lower-quality corporate and mortgage-backed bonds posted negative returns during the fund's fiscal year.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      5/31/03              5/31/04
--------------------------------------------------------------------------------
Price Per Share                            $         10.47      $         10.62

30-Day Standardized
Yield to Maturity                                     8.01%                8.08%

Weighted Average
Maturity (years)                                      6.7                  7.4

Weighted Average
Duration (years)                                      3.6                  3.7

Weighted Average Quality *                             B+                   B+

*Based on T. Rowe Price research.

The Portfolio Characteristics table shows various portfolio details as of May 31, 2004, compared with one year earlier. The portfolio's weighted average maturity rose slightly to 7.4 years, and duration increased to 3.7 years, from
6.7 and 3.6 years, respectively. The portfolio's weighted average quality was unchanged from a year ago at B+. We favor shorter-duration, higher-coupon B rated bonds with defensive characteristics that should enable them to hold their value in the face of rising rates. We've become more defensive because we believe interest rates are going to rise over the next year. Throughout the period, we consciously avoided buying the most rate-sensitive paper in our market and opportunistically reduced our exposure to our lowest-yielding bonds, which are typically the most affected by rising rates.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 17, 2004

Financial Highlights
T. Rowe Price Institutional High Yield Fund
Certified Annual Report
                                                        For a share outstanding
                                                        throughout each period
                                                   -----------------------------

                                                      Year              5/31/02
                                                     Ended              Through
                                                   5/31/04              5/31/03
NET ASSET VALUE

Beginning of period                        $         10.47      $         10.00

Investment activities
  Net investment income (loss)                        0.88                 0.83

  Net realized and unrealized gain (loss)             0.19                 0.47

  Total from investment activities                    1.07                 1.30

 Distributions
  Net investment income                              (0.90)               (0.83)

  Net realized gain                                  (0.02)                --

  Total distributions                                (0.92)               (0.83)

NET ASSET VALUE

End of period                              $         10.62      $         10.47
                                           ------------------------------------
Ratios/Supplemental Data

Total return^                                        10.44%               13.78%

Ratio of total expenses to
average net assets                                    0.50%                0.50%

Ratio of net investment
income (loss) to average
net assets                                            8.19%                8.59%

Portfolio turnover rate                               73.5%                72.3%

Net assets, end of period
(in thousands)                             $       716,564      $       586,431
                                           ------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)

T. Rowe Price Institutional High Yield Fund
Certified Annual Report
May 31, 2004

                                              $ Par/Shares                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES 91.7%

Advertising  0.2%

Advanstar Communications
    10.75%, 8/15/10                                    675                  736

  144A, 12.00%, 2/15/11                                675                  715

                                                                          1,451

Aerospace & Defense 2.2%

Aviall, 7.625%, 7/1/11                               1,550                1,612

BE Aerospace
    8.00%, 3/1/08                                      375                  354

    8.50%, 10/1/10                                     700                  753

    8.875%, 5/1/11                                     600                  567

    9.50%, 11/1/08                                     725                  707

Gencorp, 9.50%, 8/15/13                              4,825                4,946

Sequa, 9.00%, 8/1/09                                   900                  963

TD Funding, 8.375%, 7/15/11                          1,550                1,565

Vought Aircraft Industries
  144A, 8.00%, 7/15/11                               4,650                4,452

                                                                         15,919

Automobiles and Related  3.8%

Accuride, VR, 6.688%, 6/13/07                        1,500                1,523

Asbury Automotive,
  8.00%, 3/15/14                                     1,525                1,411

Autocam, 144A,
  10.875%, 6/15/14                                   1,425                1,404

Collins & Aikman,
  11.50%, 4/15/06                                      125                  121

Cummins, 9.50%, 12/1/10                                850                  963

Dana, 9.00%, 8/15/11                                 2,425                2,746

Delco Remy, 144A,
  9.375%, 4/15/12                                    1,125                1,088

Dura Operating, 9.00%, 5/1/09                          621                  602

Eaglepicher, 9.75%, 9/1/13                           2,050                2,193

Goodyear Tire & Rubber
  VR, 5.61%, 3/31/06                                 1,250                1,256

HLI Operating, 10.50%, 6/15/10                       1,541                1,718

J B Poindexter, 144A,
  8.75%, 3/15/14                                     1,850                1,822

MSX International,
  11.375%, 1/15/08                                     125                   97

Navistar International,
  7.50%, 6/15/11                                       800                  802

R J Tower, 12.00%, 6/1/13                              775                  740

Tenneco Automotive
  Series B, 11.625%, 10/15/09                        1,650                1,778

TRW Automotive Acquisition
    9.375%, 2/15/13                                  2,432                2,693

    10.125%, 2/15/13 (EUR)                             290                  390

    11.00%, 2/15/13                                  1,827                2,129

Visteon, 7.00%, 3/10/14                              1,625                1,544

                                                                         27,020

Broadcasting  2.2%

Gray Communications,
  9.25%, 12/15/11                                    1,325                1,448

Quebecor Media,
  11.125%, 7/15/11                                   5,100                5,776

Sinclair Broadcast Group
    8.00%, 3/15/12                                     500                  511

    8.75%, 12/15/11                                    575                  615

Spanish Broadcasting
  Systems, 9.625%, 11/1/09                             500                  528

Vivendi Universal
  Series B, 9.25%, 4/15/10                           4,480                5,264

XM Satellite Radio
    12.00%, 6/15/10                                  1,337                1,524

Young Broadcasting
    8.50%, 12/15/08                                     50                   53

                                                                         15,719

Building Products  2.6%

Associated Materials,
  9.75%, 4/15/12                                     2,830                3,099

  144A, STEP, 11.25%,
  3/1/14                                             1,650                1,081

Building Materials
    7.75%, 7/15/05                                     150                  151

    8.00%, 12/1/08                                     175                  175

  Series B
    8.00%, 10/15/07                                    350                  350

    8.625%, 12/15/06                                   100                  100

Collins & Aikman,
  9.75%, 2/15/10                                     1,900                1,928

Fedders North America
  144A, 9.875%, 3/1/14                               1,600                1,472

Interface, 10.375%, 2/1/10                           1,125                1,232

Maax, 144A, 9.75%, 6/15/12                           1,025                1,051

Mobile Mini, 9.50%, 7/1/13                           1,125                1,249

Norcraft, 144A, 9.00%, 11/1/11                       2,250                2,374

Nortek, Series B, 9.875%, 6/15/11                    1,075                1,190

Texas Industries, 10.25%, 6/15/11                    1,525                1,685

U S Concrete, 144A,
  8.375%, 4/1/14                                     1,150                1,141

                                                                         18,278

Building and Real Estate  1.5%

Beazer Homes, 8.375%, 4/15/12                          400                  422

Geo Group, 8.25%, 7/15/13                              925                  911

LNR Property
    7.25%, 10/15/13                                    750                  713

    7.625%, 7/15/13                                  1,525                1,475

Shaw Group, 10.75%, 3/15/10                          2,175                2,143

WCI Communities
    7.875%, 10/1/13                                  1,050                1,050

    9.125%, 5/1/12                                     325                  346

    10.625%, 2/15/11                                 1,775                1,926

Williams Scotsman
    9.875%, 6/1/07                                     650                  640

    10.00%, 8/15/08                                  1,295                1,392

                                                                         11,018

Cable Operators  2.8%

Charter Communications
  144A, 8.00%, 4/30/12                               1,900                1,855

  144A, 8.375%, 4/30/14                                275                  268

  144A, 8.75%, 11/15/13                              3,425                3,313

  144A, 10.25%, 9/15/10                              3,325                3,375

CSC Holdings
  144A, 6.75%, 4/15/12                               1,525                1,464

    7.875%, 12/15/07                                 1,050                1,095

  Series B
    7.625%, 4/1/11                                   2,875                2,911

    8.125%, 7/15/09                                    675                  705

    8.125%, 8/15/09                                    375                  392

Insight Midwest
    9.75%, 10/1/09                                     500                  526

    10.50%, 11/1/10                                    850                  922

Mediacom Broadband
    11.00%, 7/15/13                                  1,275                1,352

Olympus Communications
  VR, 5.25%, 6/30/10                                 1,500                1,448

Rogers Cablesystems
    11.00%, 12/1/15                                    150                  170

  Series B, 10.00%, 3/15/05                            390                  410

                                                                         20,206

Container  3.7%

AEP Industries, 9.875%, 11/15/07                     1,000                1,015

Bway, 10.00%, 10/15/10                               1,650                1,741

Constar International
    11.00%, 12/1/12                                  1,155                1,016

Crown European
    9.50%, 3/1/11                                    3,100                3,363

    10.875%, 3/1/04                                  3,050                3,416

Greif Brothers, 8.875%, 8/1/12                         950                1,007

Owens Brockway Glass Container
    7.75%, 5/15/11                                     700                  711

    8.25%, 5/15/13                                   1,450                1,435

    8.75%, 11/15/12                                    900                  950

    8.875%, 2/15/09                                  2,250                2,351

Owens-Illinois
  Series 2008, 7.35%, 5/15/08                          475                  456

Plastipak, 10.75%, 9/1/11                            3,265                3,510

Pliant, 144A, STEP
    11.125%, 6/15/09                                   825                  677

Silgan, 6.75%, 11/15/13                                750                  728

Solo Cup, 144A, 8.50%, 2/15/14                       2,375                2,375

Tekni Plex, 144A,
  8.75%, 11/15/13                                    1,800                1,741

                                                                         26,492

Electric Utilities  6.2%

AES
    7.75%, 3/1/14                                      725                  689

    8.875%, 2/15/11                                  3,850                3,907

  144A, 9.00%, 5/15/15                               3,100                3,286

    9.375%, 9/15/10                                  3,075                3,198

Allegheny Energy Supply
    7.80%, 3/15/11                                   2,850                2,708

  144A, 8.25%, 4/15/12                               2,510                2,422

CMS Energy
    8.50%, 4/15/11                                     250                  253

    9.875%, 10/15/07                                 3,100                3,379

Dynegy, 144A, 10.125%, 7/15/13                       1,675                1,784

Dynegy-Roseton Danskammer
  Series A, 7.27%, 11/8/10                             700                  651

Edison Mission Energy
    9.875%, 4/15/11                                  1,775                1,775

    10.00%, 8/15/08                                    425                  442

  VR, 7.00%, 1/2/16                                  1,000                1,000

Illinois Power, 11.50%, 12/15/10                     2,450                2,885

Midwest Generation
  144A, 8.75%, 5/1/34
  (Tender 5/1/14)                                      950                  936

NGC, 7.125%, 5/15/18                                   375                  279

NRG Energy
  144A, 8.00%, 12/15/13                              2,275                2,275

Orion Power, 12.00%, 5/1/10                          2,675                3,250

PSEG Energy
    8.50%, 6/15/11                                   2,100                2,221

    10.00%, 10/1/09                                    375                  423

Sierra Pacific Resources
  144A, 8.625%, 3/15/14                              3,325                3,225

South Point Energy, Series B
  144A, 9.825%, 5/30/19                              1,650                1,353

TNP Enterprises, 10.25%, 4/1/10                      1,425                1,539

Utilicorp Canada Finance
    7.75%, 6/15/11                                     625                  576

                                                                         44,456

Electronic Components  3.4%

AMI Semiconductor,
  10.75%, 2/1/13                                       601                  703

Amkor Technology
    7.75%, 5/15/13                                   2,400                2,304

    9.25%, 2/15/08                                     325                  343

Avaya, 11.125%, 4/1/09                               1,381                1,630

Chippac, Series B, 12.75%, 8/1/09                    1,350                1,445

Fairchild Semiconductor
    10.50%, 2/1/09                                   1,900                2,076

Lucent Technologies
    5.50%, 11/15/08                                  1,150                1,075

    6.45%, 3/15/29                                     250                  189

New Asat Finance
  144A, 9.25%, 2/1/11                                2,400                2,418

Nortel Networks,
  6.125%, 2/15/06                                    2,275                2,224

On Semiconductor
    12.00%, 3/15/10                                    975                1,150

    13.00%, 5/15/08                                    926                1,065

Sanmina-SCI, 10.375%, 1/15/10                        2,100                2,404

Semiconductor Note Partnership
  144A, Zero Coupon, 8/4/11                            600                  846

Stratus Technologies
  144A, 10.375%, 12/1/08                             1,750                1,706

Telex Communications
    11.50%, 10/15/08                                 1,700                1,802

UGS, 144A, 10.00%, 6/1/12                              875                  923

                                                                         24,303

Energy  7.1%

Amerigas Partners
    8.875%, 5/20/11                                  2,000                2,120

    10.00%, 4/15/06                                  2,575                2,781

ANR Pipeline, 8.875%, 3/15/10                          575                  624

BRL Universal Equipment
    8.875%, 2/15/08                                  1,580                1,691

CHC Helicopter
  144A, 7.375%, 5/1/14                               1,750                1,711

Chesapeake Energy
    8.125%, 4/1/11                                     575                  621

    9.00%, 8/15/12                                   1,575                1,760

Denbury, 7.50%, 4/1/13                                 200                  200

Dresser, 9.375%, 4/15/11                             2,025                2,167

El Paso Production,
  7.75%, 6/1/13                                      1,550                1,457

Encore Acquisition,
  8.375%, 6/15/12                                      715                  758

Ferrellgas Partners,
  8.75%, 6/15/12                                     2,911                3,071

Geophysique,
  10.625%, 11/15/07                                  1,885                1,993

Hanover Compressor,
  9.00%, 6/1/14                                        950                  969

Hanover Equipment Test
  Series A, 8.50%, 9/1/08                              275                  289

  Series B, 8.75%, 9/1/11                              125                  132

Hilcorp Energy
  144A, 10.50%, 9/1/10                               2,150                2,343

Magnum Hunter Resources
    9.60%, 3/15/12                                     925                1,008

North American Energy Partners
  144A, 8.75%, 12/1/11                               2,125                2,067

Northwest Pipeline,
  8.125%, 3/1/10                                       950                1,020

Parker Drilling, VR,
  9.635%, 10/10/07                                     500                  505

Petroleum Geo-Services
    10.00%, 11/5/10                                  1,800                1,845

Petroleum Helicopters
    9.375%, 5/1/09                                   1,550                1,612

Plains All American
  Pipeline, 7.75%, 10/15/12                            325                  357

Pride Petroleum, 9.375%, 5/1/07                        404                  410

Southern Natural Gas
    8.00%, 3/1/32                                      225                  211

    8.875%, 3/15/10                                    775                  841

Stone Energy, 8.25%, 12/15/11                          175                  183

Swift Energy, 10.25%, 8/1/09                         1,050                1,118

Tom Brown, 7.25%, 9/15/13                              700                  777

Universal Compression,
  7.25%, 5/15/10                                     1,625                1,674

Westport Resources,
  8.25%, 11/1/11                                     1,250                1,375

Williams Companies
    7.625%, 7/15/19                                    250                  235

    7.75%, 6/15/31                                     675                  606

    8.625%, 6/1/10                                   2,075                2,257

    8.75%, 3/15/32                                   1,750                1,732

  Series A, 7.50%, 1/15/31                           2,250                1,980

  STEP, 8.125%, 3/15/12                              3,600                3,798

XTO Energy, 7.50%, 4/15/12                             350                  392

                                                                         50,690

Entertainment and Leisure  1.8%

AMF Bowling Worldwide
  144A, 10.00%, 3/1/10                               1,500                1,523

Cinemark
    9.00%, 2/1/13                                      150                  163

  144A, STEP, 9.75%, 3/15/14                           875                  555

Six Flags
    9.50%, 2/1/09                                    1,300                1,324

    9.75%, 4/15/13                                   1,475                1,475

Universal City Development Partners
    11.75%, 4/1/10                                   4,075                4,666

Warner Music Group
  144A, 7.375%, 4/15/14                              3,525                3,437

                                                                         13,143

Finance and Credit  0.5%

BF Saul Real Estate
  Series B, 7.50%, 3/1/14                            1,375                1,354

Colonial Bank, 9.375%, 6/1/11                          275                  321

Labranche, 144A, 9.50%, 5/15/09                      1,825                1,816

                                                                          3,491

Food/Tobacco  2.5%

Agrilink Foods, 11.875%, 11/1/08                       556                  589

B&G Foods, 9.625%, 8/1/07                            2,750                2,798

Dimon, 9.625%, 10/15/11                              1,610                1,650

Dole Food
    8.875%, 3/15/11                                  2,050                2,075

  VR, 8.625%, 5/1/09                                   875                  884

Le Natures, 144A
  STEP, 10.00%, 6/15/13                              2,475                2,506

Merisant, 144A, 9.50%, 7/15/13                       1,125                1,204

Pinnacle Foods
  144A, 8.25%, 12/1/13                               5,525                5,456

Standard Commercial
  144A, 8.00%, 4/15/12                                 600                  608

                                                                         17,770

Gaming  4.0%

American Casino & Entertainment
  144A, 7.85%, 2/1/12                                1,325                1,328

Ameristar Casinos,
  10.75%, 2/15/09                                    1,905                2,181

Argosy Gaming
  144A, 7.00%, 1/15/14                               1,000                  970

    9.00%, 9/1/11                                      150                  165

Boyd Gaming, 144A,
  6.75%, 4/15/14                                     1,825                1,716

Coast Hotels & Casinos,
  9.50%, 4/1/09                                        700                  736

Global Cash Access
  144A, 8.75%, 3/15/12                               2,325                2,406

Herbst Gaming, 10.75%, 9/1/08                        1,100                1,265

Horseshoe Gaming,
  8.625%, 5/15/09                                      450                  469

Isle Capri Casinos, 144A,
  7.00%, 3/1/14                                      2,300                2,139

Majestic Star Casino,
  9.50%, 10/15/10                                    1,925                1,964

Penn National Gaming
    11.125%, 3/1/08                                  3,000                3,308

Premier Entertainment
  144A, 10.75%, 2/1/12                                 750                  789

Resorts International Hotel
    11.50%, 3/15/09                                    150                  167

Station Casinos
    6.00%, 4/1/12                                    1,075                1,024

    6.875%, 3/1/16                                     925                  874

Turning Stone Casino Resort
  144A, 9.125%, 12/15/10                               350                  367

Venetian Casino Resort,
  11.00%, 6/15/10                                    5,475                6,290

Wynn Las Vegas, LLC,
  12.00%, 11/1/10                                      719                  841

                                                                         28,999

Healthcare Services  4.0%

Alliance Imaging,
  10.375%, 4/15/11                                   1,905                1,957

Alpharma, 144A, 8.625%, 5/1/11                       1,100                1,141

AmeriPath, 10.50%, 4/1/13                            1,825                1,839

Biovail, 7.875%, 4/1/10                              1,460                1,420

Concentra Operations
  144A, 9.125%, 6/1/12                               1,025                1,040

    9.50%, 8/15/10                                   2,475                2,574

  Series B, 13.00%, 8/15/09                          1,825                1,980

Fisher Scientific, 8.125%, 5/1/12                      869                  921

Fresenius Medical Capital
  Trust II, 7.875%, 2/1/08                           1,500                1,590

  Trust IV, 7.875%, 6/15/11                            225                  239

Genesis Healthcare
  144A, 8.00%, 10/15/13                              1,950                1,989

Insight Health Services,
  9.875%, 11/1/11                                    1,650                1,679

Inverness Medical Innovations
  144A, 8.75%, 2/15/12                                 800                  810

Omnicare, 8.125%, 3/15/11                              300                  324

Quintiles Transnational,
  10.00%, 10/1/13                                    1,550                1,504

Tenet Healthcare
    6.50%, 6/1/12                                    1,325                1,119

    7.375%, 2/1/13                                     975                  868

Triad Hospitals, 7.00%, 11/15/13                     1,575                1,512

Vicar Operating, 9.875%, 12/1/09                     2,075                2,288

VWR International
  144A, 6.875%, 4/15/12                                425                  421

  144A, 8.00%, 4/15/14                               1,600                1,612

                                                                         28,827

Lodging  1.5%

Courtyard by Marriott,
  10.75%, 2/1/08                                     2,500                2,513

HMH Properties, 7.875%, 8/1/08                         241                  249

Host Marriott
  Series I, 9.50%, 1/15/07                           1,075                1,185

John Q. Hammons Hotels
  Series B, 8.875%, 5/15/12                          3,000                3,240

La Quinta Properties,
  8.875%, 3/15/11                                    3,125                3,375

Prime Hospitality
  Series B, 8.375%, 5/1/12                             400                  410

                                                                         10,972

Manufacturing  2.9%

Aearo, 144A, 8.25%, 4/15/12                          1,300                1,316

AGCO, 9.50%, 5/1/08                                  1,075                1,172

Case New Holland, 144A,
  9.25%, 8/1/11                                      1,625                1,714

General Cable, 144A,
  9.50%, 11/15/10                                      975                1,043

Invensys, 144A, 9.875%, 3/15/11                      2,200                2,178

JLG Industries, 8.375%, 6/15/12                      1,025                1,035

Manitowoc, 7.125%, 11/1/13                             600                  591

National Waterworks
  Series B, 10.50%, 12/1/12                          2,790                3,097

Rexnord, 10.125%, 12/15/12                           2,825                3,051

Superior Essex Communications
  144A, 9.00%, 4/15/12                               2,000                1,910

Trimas, 9.875%, 6/15/12                              3,425                3,648

Valmont Industries
  144A, 6.875%, 5/1/14                                 150                  147

                                                                         20,902

Metals and Mining  4.8%

Algoma Steel, 11.00%, 12/31/09                       1,000                1,190

Allegheny Technologies
    8.375%, 12/15/11                                 1,450                1,443

Alpha Natural Resources
  144A, 10.00%, 6/1/12                               1,775                1,788

Arch Western Finance
  144A, 6.75%, 7/1/13                                  575                  578

Century Aluminum,
  11.75%, 4/15/08                                    3,065                3,402

CSN Islands VIII
  144A, 9.75%, 12/16/13                              2,900                2,414

Earle M. Jorgensen,
  9.75%, 6/1/12                                      4,375                4,769

Euramax International,
  8.50%, 8/15/11                                     1,150                1,184

Gerdau Ameristeel,
  10.375%, 7/15/11                                   3,275                3,586

International Steel
  144A, 6.50%, 4/15/14                               2,475                2,308

IPSCO, 8.75%, 6/1/13                                 1,050                1,150

Ispat Inland, 144A, 9.75%, 4/1/14                    1,425                1,468

Joy Global, 8.75%, 3/15/12                             450                  495

Luscar Coal, 9.75%, 10/15/11                         1,650                1,869

Neenah Foundry
  144A, 11.00%, 9/30/10                              1,000                1,052

Russel Metals, 6.375%, 3/1/14                          150                  140

Steel Dynamics
    9.50%, 3/15/09                                   2,640                2,891

  144A, 9.50%, 3/15/09                                 425                  465

USX-U.S. Steel, 9.75%, 5/15/10                       2,145                2,359

                                                                         34,551

Miscellaneous Consumer Products  3.7%

American Achievement
  144A, 8.25%, 4/1/12                                2,100                2,121

American Safety Razor
  Series B, 9.875%, 8/1/05                           2,305                2,311

Armkel Finance, 9.50%, 8/15/09                       1,075                1,172

Chattem, 7.00%, 3/1/14                               1,100                1,062

Equinox, 144A, 9.00%, 12/15/09                         850                  854

FTD, 7.75%, 2/15/14                                  1,825                1,715

Hockey, 11.25%, 4/15/09                              2,275                2,662

Jostens
    12.75%, 5/1/10                                   4,610                5,174

  STEP, 10.25%, 12/1/13                              2,925                1,960

Pantry, 144A, 7.75%, 2/15/14                         1,475                1,434

Rayovac, 8.50%, 10/1/13                                700                  728

Sealy Mattress, 144A,
  8.25%, 6/15/14                                     1,475                1,438

Simmons, 144A, 7.875%, 1/15/14                       1,100                1,095

Town Sports International
    9.625%, 4/15/11                                    700                  688

  144A, STEP, 0%, 2/1/14                             1,775                  878

True Temper Sports
  144A, 8.375%, 9/15/11                              1,125                1,125

                                                                         26,417

Paper and Paper Products  3.9%

Boise Cascade, 7.00%, 11/1/13                          750                  763

Fort James, 6.875%, 9/15/07                            125                  130

Four M, 12.00%, 6/1/06                               3,900                3,919

Georgia-Pacific
    8.875%, 2/1/10                                     225                  251

    9.375%, 2/1/13                                   5,675                6,384

Graphic Packaging,
  8.50%, 8/15/11                                     1,150                1,230

Longview Fibre, 10.00%, 1/15/09                      2,950                3,142

MDP Acquisitions
    9.625%, 10/1/12                                  4,925                5,319

    15.50%, 10/1/13                                    251                  284

Potlatch, 10.00%, 7/15/11                            2,450                2,695

Riverside Forest Products
  144A, 7.875%, 3/1/14                               1,125                1,142

Stone Container
    8.375%, 7/1/12                                     475                  489

    9.75%, 2/1/11                                    1,045                1,129

  144A, 11.50%, 8/15/06                              1,325                1,358

                                                                         28,235

Printing and Publishing  6.1%

Affinity Group, 144A,
  9.00%, 2/15/12                                     1,100                1,117

American Media Operations
    8.875%, 1/15/11                                    675                  661

  Series B, 10.25%, 5/1/09                             750                  782

Canwest Media, 10.625%, 5/15/11                      1,925                2,156

CBD Media / CBD Finance
    8.625%, 6/1/11                                     400                  417

Dex Media East
    9.875%, 11/15/09                                 1,500                1,702

    12.125%, 11/15/12                                4,150                4,835

Dex Media Finance West
  144A, 8.50%, 8/15/10                                 250                  272

  144A, 9.875%, 8/15/13                              4,225                4,653

Hollinger International Publishing
    9.00%, 12/15/10                                  1,650                1,819

Hollinger Participation Trust, PIK
  144A, 12.125%, 11/15/10                            2,819                3,270

Houghton Mifflin, 9.875%, 2/1/13                     2,025                2,076

Liberty Group, 9.375%, 2/1/08                          750                  746

Lighthouse
  144A, 8.00%, 4/30/14 (EUR)                         3,075                3,578

Mail-Well I, 9.625%, 3/15/12                         1,525                1,647

Primedia
  144A, 8.00%, 5/15/13                               1,750                1,663

    8.875%, 5/15/11                                    825                  823

R.H. Donnelley Finance
    8.875%, 12/15/10                                   325                  357

  144A, 10.875%, 12/15/12                            4,915                5,763

Readers Digest, 6.50%, 3/1/11                          875                  860

Vertis
    9.75%, 4/1/09                                    1,875                2,030

    10.875%, 6/15/09                                   730                  779

  144A, 13.50%, 12/7/09                              1,600                1,632

                                                                         43,638

Restaurants  0.5%

Friendly Ice Cream
  144A, 8.375%, 6/15/12                              1,350                1,336

O'Charley's, 144A, 9.00%, 11/1/13                    1,750                1,794

Perkins Family Restaurant
  Series B, 10.125%, 12/15/07                          475                  479

                                                                          3,609

Retail  0.8%

Barneys New York, 9.00%, 4/1/08                      1,825                1,889

Dollar Financial Group
    9.75%, 11/15/11                                  1,150                1,173

J Crew, STEP, 16.00%, 5/15/08                          875                  717

Nebraska Book Company
  144A, 8.625%, 3/15/12                              1,850                1,827

                                                                          5,606

Satellites  1.0%

Inmarsat Finance, 144A,
  7.625%, 6/30/12                                      600                  592

Pegasus Communications
  Series B, 12.50%, 8/1/07 *                           400                  220

Pegasus Satellite
  144A, 11.25%, 1/15/10 *                            4,525                2,489

    12.375%, 8/1/06 *                                1,025                  564

  VR, 9.00%, 7/31/06 *                               2,985                2,955

                                                                          6,820

Services  3.5%

Allied Waste Industries
    7.875%, 4/15/13                                  2,050                2,091

    9.25%, 9/1/12                                    1,750                1,938

Brand Services, 12.00%, 10/15/12                     3,025                3,448

Brickman Group,
  11.75%, 12/15/09                                   2,400                2,736

Casella Waste Systems,
  9.75%, 2/1/13                                      3,525                3,825

Coinmach, 9.00%, 2/1/10                              2,150                2,247

IESI, 10.25%, 6/15/12                                1,925                2,079

IPC Acquisition,
  11.50%, 12/15/09                                   1,930                2,075

Synagro Technologies,
  9.50%, 4/1/09                                      2,900                3,074

Worldspan, 9.625%, 6/15/11                           1,575                1,610

                                                                         25,123

Specialty Chemicals 4.5%

Arco Chemical, 10.25%, 11/1/10                       1,025                1,046

Compass Minerals
    10.00%, 8/15/11                                  2,010                2,231

  STEP, 12.00%, 6/1/13                               3,275                2,456

Freeport McMoRan Resources
    7.00%, 2/15/08                                     900                  918

Huntsman
    9.875%, 3/1/09                                   2,175                2,349

    Zero Coupon, 12/31/09                              750                  367

  VR, 5.938%, 3/31/07                                  854                  847

  VR, 9.375%, 3/31/07                                  646                  642

Imc Global
    10.875%, 8/1/13                                    250                  300

  Series B
    10.875%, 6/1/08                                    300                  348

    11.25%, 6/1/11                                     225                  260

Invista, 144A, 9.25%, 5/1/12                         1,150                1,141

Koppers Industries
  144A, 9.875%, 10/15/13                             3,560                3,827

Lyondell Chemical
    9.50%, 12/15/08                                    350                  360

  Series A, 9.625%, 5/1/07                             400                  416

MacDermid, 9.125%, 7/15/11                           2,378                2,651

Noveon, 13.00%, 8/31/11 ++                           2,552                2,705

Omnova Solutions,
  11.25%, 6/1/10                                     1,250                1,388

Resolution Performance Products
    9.50%, 4/15/10                                   1,575                1,610

Rhodia
  144A, 7.625%, 6/1/10                                 250                  217

  144A, 8.875%, 6/1/11                               3,150                2,457

  144A, 10.25%, 6/1/10                               1,900                1,829

Rockwood Specialties Group
  10.625%, 5/15/11                                   1,900                2,000

                                                                         32,365

Telecommunications  4.0%

Alaska Communications Systems
    9.875%, 8/15/11                                  1,125                1,153

Call Net Enterprises,
  10.625%, 12/31/08                                    800                  804

Cincinnati Bell, 8.375%, 1/15/14                       375                  338

Eircom Funding, 8.25%, 8/15/13                       3,300                3,440

Fairpoint Communications
    11.875%, 3/1/10                                    175                  199

    12.50%, 5/1/10                                     850                  901

LCI International, 7.25%, 6/15/07                    1,800                1,633

MCI
    5.908%, 5/1/07 *                                 2,600                2,522

    6.688%, 5/1/09 *                                 1,300                1,222

Primus Telecommunications
  144A, 8.00%, 1/15/14                               1,700                1,543

Qwest
  144A, VR, 9.125%, 3/15/12                          1,000                1,060

  144A, 13.50%, 12/15/10                             6,300                7,253

  VR, 6.50%, 6/30/07                                 2,250                2,320

  VR, 6.95%, 6/30/10                                   750                  713

Qwest Communications
  144A, VR, 4.63%, 2/15/09                           2,600                2,411

Time Warner Telecom,
  9.75%, 7/15/08                                       675                  631

U.S. West Communications
    6.625%, 9/15/05                                    375                  383

                                                                         28,526

Textiles and Apparel  0.3%

Anvil Knitwear, 10.875%, 3/15/07                     1,025                  748

Avondale Mills, 10.25%, 7/1/13                       2,325                1,407

Dyersburg, Series B,
  9.75%, 9/1/07 *                                    1,000                    0

                                                                          2,155

Transportation (excluding Rail Road)  1.1%

Laidlaw, 10.75%, 6/15/11                             3,725                3,995

Northwest Airlines,
  9.875%, 3/15/07                                      525                  389

TravelCenters of America,
  12.75%, 5/1/09                                     2,850                3,306

                                                                          7,690

Wireless Communications  4.6%

Alamosa
  144A, 8.50%, 1/31/12                                 900                  889

    11.00%, 7/31/10                                  2,202                2,416

Centennial Communications
  144A, 8.125%, 2/1/14                                 875                  807

    10.125%, 6/15/13                                   850                  869

Crown Castle, 10.75%, 8/1/11                         2,175                2,431

Nextel Communications
    6.875%, 10/31/13                                 4,075                4,055

    7.375%, 8/1/15                                   2,650                2,676

    9.375%, 11/15/09                                   125                  134

    9.50%, 2/1/11                                    2,325                2,604

Nextel Partners, 8.125%, 7/1/11                      1,000                1,025

Rogers Wireless
  144A, 6.375%, 3/1/14                                 675                  631

    9.625%, 5/1/11                                   2,315                2,628

Rural Cellular, 144A,
  8.25%, 3/15/12                                       900                  925

Triton PCS Holdings,
  8.50%, 6/1/13                                      1,525                1,540

TSI Telecommunications Services
    12.75%, 2/1/09                                   1,700                1,828

Ubiquitel
  144A, 9.875%, 3/1/11                               1,475                1,475

  STEP, 14.00%, 4/15/10                                 50                   49

US Unwired, Series B
  STEP, 13.375%, 11/1/09                             1,400                1,456

Western Wireless, 9.25%, 7/15/13                     4,275                4,419

                                                                         32,857
Total Corporate Bonds and Notes
(Cost  $651,150)                                                        657,248



EQUITY AND CONVERTIBLE SECURITIES  3.9%

Automobiles and Related  0.1%

TRW Automotive, Common Stock *                          28                  550

                                                                            550

Conglomerates  0.2%

Tyco International, Common Stock                        58                1,781

                                                                          1,781

Electric Utilities 1.3%

Duke Energy, Common Stock                               60                1,201

FirstEnergy, Common Stock                               30                1,185

NiSource, Common Stock                                  67                1,349

NRG Energy, Common Stock *                              81                1,712

Teco Energy, Common Stock                              133                1,619

TNP Enterprises, Series D
  Pfd. Stock, PIK, 14.50% *                              2                1,925

                                                                          8,991

Electronic Components  0.1%

AMIS Holdings, Common Stock *                           50                  842

                                                                            842

Food/Tobacco  0.1%

Volumes Services America,
  Common Stock                                          75                1,087


                                                                          1,087

Gaming  0.3%

Lakes Entertainment, Common Stock *                      8                   99

Mikohn Gaming, Warrants, 8/15/08 *                       2                    1

Wynn Resorts, Common Stock *                            44                1,712

                                                                          1,812

Metals and Mining 0.3%

International Steel, Common Stock *                     27                  814

Steel Dynamics, Common Stock *                          57                1,452

                                                                          2,266

Paper and Paper Products  0.0%

MDP Acquisitions, 144A, Warrants,
  10/1/13 *                                              0                    9

                                                                              9

Printing and Publishing  0.2%

Primedia, Series H, Exch. Pfd.Stock,
  8.625%                                                 2                  181

R.H. Donnelley, Common Stock *                          27                1,164

                                                                          1,345

Retail  0.0%

Barneys New York, Warrants, 144A,
  2/1/08 *                                               2                   52

                                                                             52

Specialty Chemicals  0.6%

Hercules Trust II, Pfd. Conv. Stock,
  6.50%                                                  5                4,173

                                                                          4,173

Textiles and Apparel  0.0%

Anvil Holdings, Series B
  Pfd. Stock, PIK, 13.00% *                             21                  214

                                                                            214

Transportation (excluding Rail Road)  0.0%

TravelCenters of
  America, Warrants*
  5/1/09                                                 2                    8

  11/14/10                                               6                   30

                                                                             38

Wireless Communications  0.7%

Alamosa Holdings, Series B
  Pfd. Conv. Stock, 7.50%                                2                1,325

Dobson Communications
  Pfd. Stock, 12.25%                                     0                   52

Nextel Communications
  Class A, Common Stock *                               63                1,465

Nextel Partners, Class A,
  Common Stock *                                        70                1,135

Western Wireless
  Conv. Bonds, 4.625%, 6/15/23                         410                  814

                                                                          4,791

Total Equity and Convertible Securities
(Cost  $23,988)                                                          27,951



Short-Term Investments  2.7%

T. Rowe Price Reserve
  Investment Fund, 1.09% #                          19,230               19,230

Total Short-Term Investments
(Cost $19,230)                                                           19,230


Total Investments in Securities

98.3% of Net Assets (Cost $694,368)                             $       704,429

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total value of such securities at period-end amounts to $2,705 and represents 0.38% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total value of such securities at period-end amounts to $179,134 and represents 25.0% of net assets

EUR  Euro

PIK  Payment-in-Kind

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional High Yield Fund
Certified Annual Report
May 31, 2004
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $694,368)        $            704,429

Other assets                                                             19,142

Total assets                                                            723,571

Liabilities

Total liabilities                                                         7,007

NET ASSETS                                                 $            716,564
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (587)

Undistributed net realized gain (loss)                                   13,170

Net unrealized gain (loss)                                               10,062

Paid-in-capital applicable to 67,501,850 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      693,919

NET ASSETS                                                 $            716,564
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.62
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional High Yield Fund
Certified Annual Report
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income (Loss)

Income
  Interest                                                 $             57,258

  Dividend                                                                2,067

  Total income                                                           59,325

Investment management and administrative expense                          3,407

Net investment income (loss)                                             55,918

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             12,922

  Foreign currency transactions                                              52

  Net realized gain (loss)                                               12,974

Change in net unrealized gain (loss)
  Securities                                                             (2,767)

  Other assets and liabilities
  denominated in foreign currencies                                          (2)

  Change in net unrealized gain (loss)                                   (2,769)

Net realized and unrealized gain (loss)                                  10,205

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             66,123
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional High Yield Fund
Certified Annual Report
($ 000s)

                                                      Year              5/31/02
                                                     Ended              Through
                                                   5/31/04              5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        55,918      $        13,657

  Net realized gain (loss)                          12,974                2,200

  Change in net unrealized gain (loss)              (2,769)              12,831

  Increase (decrease) in net assets from
  operations                                        66,123               28,688

Distributions to shareholders
  Net investment income                            (57,336)             (13,534)

  Net realized gain                                 (1,296)                --

  Decrease in net assets from distributions        (58,632)             (13,534)

Capital share transactions *
  Shares sold                                      117,743              294,744

  Shares issued in connection with in-kind
  subscriptions                                       --                270,050

  Distributions reinvested                          52,467               11,955

  Shares redeemed                                  (47,568)              (5,572)

  Increase (decrease) in net assets from
  capital share transactions                       122,642              571,177

Net Assets

Increase (decrease) during period                  130,133              586,331

Beginning of period                                586,431                  100

End of period                              $       716,564      $       586,431
                                           ------------------------------------

(Including undistributed net investment
income/(loss) of ($587) at 5/31/04 and
$196 at 5/31/03)

*Share information
  Shares sold                                       11,005               29,207

  Shares issued in connection with in-kind
  subscriptions                                       --                 26,187

  Distributions reinvested                           4,876                1,184

  Shares redeemed                                   (4,408)                (559)

  Increase (decrease) in shares outstanding         11,473               56,019

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional High Yield Fund
Certified Annual Report
May 31, 2004

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on May 31, 2002. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

In-Kind Subscriptions
Under certain circumstances and when considered in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription).

For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the year ended May 31, 2003, the fund accepted $270,050,000 of in-kind subscriptions, including $215,163,000 from other T. Rowe Price funds.


Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At May 31, 2004, approximately 92% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $636,518,000 and $479,141,000, respectively, for the year ended May 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $58,632,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $         21,253,000

Unrealized depreciation                                             (12,681,000)

Net unrealized appreciation (depreciation)                            8,572,000

Undistributed ordinary income                                         9,548,000

Undistributed long-term capital gain                                  4,525,000

Paid-in capital                                                     693,919,000

Net assets                                                 $        716,564,000
                                                           --------------------

For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, at May 31, 2004, amortization of $1,490,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $            635,000

Undistributed net realized gain                                        (635,000)

At May 31, 2004, the cost of investments for federal income tax purposes was $695,858,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At May 31, 2004, $334,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004 , dividend income from the Reserve Funds totaled $208,000.

Mutual funds and other accounts managed by T. Rowe Price and its affiliates may invest in the fund; however, no T. Rowe Price fund may invest for the purpose of exercising management or control over the fund. At May 31, 2004, approximately 18.9% of the fund's outstanding shares were held by T. Rowe Price funds.

T. Rowe Price Institutional High Yield Fund
Certified Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc. and Shareholders of T. Rowe Price Institutional High Yield Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional High Yield Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Institutional High Yield Fund
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $1,296,000 from short-term capital gains.

For taxable non-corporate shareholders, $1,485 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $1,485,000 of the fund's income qualifies for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Institutional High Yield Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Institutional High Yield Fund
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors

Name
(Year of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering
(1945)
2002
Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------
Donald W. Dick, Jr.
(1943)
2002
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------
David K. Fagin
(1938)
2002
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific
--------------------------------------------------------------------------------
F. Pierce Linaweaver
(1934)
2002
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------
John G. Schreiber
(1946)
2002
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust and The Rouse Company, real estate developers
--------------------------------------------------------------------------------
* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.


Inside Directors

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Mary J. Miller, CFA
(1955)
2004
[37]
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
James S. Riepe
(1943)
2002
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Director, The Nasdaq Stock Market, Inc.; Chairman of the Board, Institutional Income Funds
--------------------------------------------------------------------------------
** Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------
Stephen V. Booth, CPA (1961)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Andrew M. Brooks (1956)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Joseph A. Carrier (1960)
Treasurer, Institutional Income Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Roger L. Fiery III, CPA (1959)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Robert N. Gensler (1957)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Gregory S. Golczewski (1966)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Henry H. Hopkins (1942)
Vice President, Institutional Income Funds

Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------
Paul A. Karpers, CFA (1967)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Patricia B. Lippert (1953)
Secretary, Institutional Income Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Kevin P. Loome, CFA (1967)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
James E. MacMiller (1966)
Vice President, Institutional Income Funds

Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Michael J. McGonigle (1966)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Walter P. Stuart III, CFA (1960)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Thomas E. Tewksbury (1961)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Mark J. Vaselkiv (1958)
President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Thea N. Williams (1961)
Vice President, Institutional Income Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,395                $9,454
     Audit-Related Fees                         763                    --
     Tax Fees                                 2,320                 2,546
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004

By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004